Document And Entity Information	Jul. 24, 2019
Document Information [Line Items]
Entity Registrant Name	RUSH ENTERPRISES INC \TX\
Document Type	8-K
Document Period End Date	Jul. 24, 2019
Entity Incorporation, State or Country Code	TX
Entity File Number	0-20797
Entity Tax Identification Number	74-1733016
Entity Address, Address Line One	555 IH-35 South, Suite 500
Entity Address, City or Town	New Braunfels
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78130
City Area Code	830
Local Phone Number	302-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001012019
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	RUSHA
Security Exchange Name	NASDAQ
ClassBCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	RUSHB
Security Exchange Name	NASDAQ